Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Employee benefits [Abstract]
Employee benefits
6.	Employee benefits

	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2022	2021
Salaries	1,439,578	812,158
Pension costs	132,784	66,002
Share based compensation expense	180,808	969,739
Other employee costs and social benefits	157,358	257,108
Total employee benefits	1,910,528	2,105,007

Expenditures for employee benefits increased in the first six months ended June 30, 2022 primarily due to increased headcount compared to the first six months ended June 30, 2021. Share based compensation included expense related to employee stock options of CHF 180,808 in the first six months ended June 30, 2022 compared to CHF 159,487 in the first six months ended June 30, 2021. In 2021, share based compensation expense included CHF 810,252 for a share bonus grant related to the strategic repositioning of the Company, including CHF 360,112 for a future share grant contingent on achieving certain results related to the Trasir transaction.

A total of 27,861 options were granted in the six months ended June 30, 2022 (6,862 options in the corresponding six-month period in 2021). The exercise price of the options granted as share based compensation under the Equity Incentive Plan was USD 20.80 (for the six months ended June 30, 2021 USD 70.20). The methodology for computation of share based compensation expense for the period is consistent with the methodology used in 2021.

23. Employee benefits

	December 31, 2021	December 31, 2020	December 31, 2019
Salaries	1,865,633	1,260,359	1,832,382
Pension costs	165,801	156,843	130,792
Other social benefits	275,258	116,290	217,448
Share based payments costs	1,223,696	351,401	226,601
Other personnel expenditures	214,940	47,295	(22,973)
Total employee benefits	3,745,328	1,932,188	2,384,250

In 2021 share based compensation expense included CHF 902,817 for one regular and one extraordinary share bonus grant related to the strategic repositioning of the Company. The latter, which amounts to CHF 810,252, including CHF 360,112 for a future share grant contingent on achieving the Positive Results related to the Trasir transaction. Share based compensation included expense related to employee stock options of CHF 320,879 in the year 2021 compared to CHF 351,401 in 2020. On the other hand, expenses for salaries in the previous year had benefited from reimbursements of CHF 63,208 under the Swiss short-time work scheme, which had been used for three months in connection with a temporary reduction in project activities due to the COVID-19 pandemic.

Benefit plans

The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular, also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.00% in 2019, 1.00% in 2020 and 1.00% in 2021.

The assets are invested by the collective foundation to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

For accounting purposes under IFRS, the plan is treated as a defined benefit plan.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation

	2021	2020
Defined benefit obligation at January 1	3,529,602	3,087,947
Service costs	162,200	151,624
Plan participants’ contribution	101,066	76,032
Interest cost	10,464	9,482
Actuarial losses	159,845	58,912
Plan amendments	(3,115)	—
Transfer-out amounts	(142,951)	(201,310)
Transfer-in amounts of new employees	860,521	346,915
Defined benefit obligation at December 31	4,677,632	3,529,602

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2021 is 19.9 years (2020: 21.9 years).

Change in fair value of plan assets

	2021	2020
Fair value of plan assets at January 1	2,662,226	2,327,500
Interest income	8,586	7,429
Return on plan assets excluding interest income	424,829	32,794
Employer contributions	101,066	76,032
Plan participants’ contributions	101,066	76,032
Transfer-out amounts	(142,951)	(201,310)
Transfer-in amounts of new employees	860,521	346,915
Administration expense	(6,030)	(3,166)
Fair value of plan assets at December 31	4,009,313	2,662,226

Net defined benefit liability recognized in the statement of financial position

	December 31, 2021	December 31, 2020
Present value of funded defined benefit obligation	4,677,632	3,529,602
Fair value of plan assets	(4,009,313)	(2,662,226)
Net defined benefit liability	668,319	867,376

Defined Benefit Cost

	2021	2020	2019
Service cost	159,085	151,624	138,580
Net interest expense	1,878	2,053	5,137
Administration expense	6,030	3,166	4,051
Total defined costs for the year recognized in profit or loss	166,993	156,843	147,768

Remeasurement of the Defined Benefit Liability

	2021	2020	2019
Actuarial loss (gain) arising from changes in financial assumptions	(74,284)	13,031	360,541
Actuarial loss (gain) arising from experience adjustments	463,238	45,881	(215,156)
Actuarial gain arising from demographic assumptions	(229,109)	—	—
Return on plan assets excluding interest income	(424,829)	(32,794)	(73,375)
Total defined benefit cost for the year recognized in the other comprehensive loss (income)	(264,984)	26,118	72,010

Assumptions

At December 31	2021	2020	2019
Discount rate	0.30%	0.20%	0.30%
Future salary increase	0.85%	0.60%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2021	2020
Change in assumption	0.25% increase	0.25% increase
Discount rate	(200,601)	(166,228)
Salary increase	22,961	13,602
Pension indexation	110,958	88,460
Change in assumption	+ 1 year	+ 1 year
Life expectancy	98,983	88,215